UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2023

Date of reporting period: July 31, 2023

Item 1. Reports to Stockholders.

Discipline Fund ETF

Annual Report

July 31, 2023

DISCIPLINE FUND ETF

DISCIPLINE FUND ETF

LETTER TO SHAREHOLDERS

July 31, 2023

Dear Discipline Fund Shareholders,	July 31, 2023

Thank you for your investment in the Discipline Fund ETF (“DSCF” or the “Fund”). The information presented in this letter relates to the operations of the Fund for its fiscal period beginning on its inception on September 21, 2021 through July 31, 2023.

The Fund is an actively-managed exchange-traded fund (“ETF”) that provides investors with global long only stock/bond exposure. The Fund is designed to provide investors with more balanced exposures to these asset classes over entire market cycles. We prefer to think of the Discipline Fund as being similar to a 10 year instrument given it’s structured as a stock/bond fund with an average bond duration1 of about 5 years and stock exposure equivalent to a 17 year instrument in our All Duration model. The primary goal of the Fund is to provide a more stable and balanced return over this period to help investors remain more comfortable and “stay the course”, as John Bogle, founder and chief executive of The Vanguard Group, liked to say.

Most multi-asset stock/bond funds expose investors to unbalanced levels of equity market risk because the equity sleeve generates 80%+ of the volatility in the portfolio over time. Although the underlying market capitalizations of stocks and bonds change dramatically over market cycles most multi-asset index funds rebalance back to a fixed weighting of stocks and bonds thereby deviating from market cap in an active manner and doing so in a way that exposes them to outsized equity market risk at certain times across market cycles.

These funds also often provide these exposures in an inefficient tax wrapper. The Discipline Fund offers investors a highly tax efficient fund of funds structure while rebalancing in a countercyclical manner over time that provides a more balanced exposure to stocks and bonds across market cycles.

After a bumpy 2022, the economy and financial markets have found more secure footing in 2023. This has been especially true on the inflation front where headline CPI (Consumer Price Index) has fallen from 9% to just 3% in the last 12 months. This has given the Federal Reserve significant breathing room to ease back on their aggressive rate hikes. This is both good and bad news for investors depending on your time horizon. For the first time in decades short-term investors can access short-term interest rates that pay them a positive real (inflation adjusted) return. However, given that inflation remains above the Fed’s target the Fed is continuing to try to slow the economy with their aggressive rate hikes. While this is great for short-term oriented savers it creates broader risks for longer duration assets which could be exposed to credit risk.

The Fund is well positioned to take advantage of this environment going forward and the current structure of interest rates creates a particularly attractive environment for the Fund. As of July 31, 2023, the Fund is 31% stocks and 69% bonds. The bond component currently has no credit risk and is fully invested in U.S. Government bonds. Of that, 56% is invested in intermediate and short duration bonds with an average yield of 4.6%. We have a modest amount of interest rate risk in the bond portfolio, but our models show that most of the interest rate risk is behind us and that the Fed is more likely to be cutting rates in the coming years. This should be a tailwind to our goal of achieving smoother returns when compared to more equity heavy stock/bond funds.

Our equity allocation is more equally split across domestic and foreign stocks. Since we use a full cap benchmark for our stock allocation, we currently have a modest tilt towards domestic value stocks to reduce the contributed volatility from tech stocks, which have had a very strong year so far, but could expose equity investors to more unbalanced returns in the coming years.

As of July 31, 2023, the Discipline Fund is up 6.8% year-to-date with an annualized standard deviation2of 6.2%, lower than the year-to-date total return! We are proud of this result and will continue to try to target reduced volatility while achieving returns that help investors stay the course and remain disciplined to their financial plan.

Stay Disciplined!

Cullen Roche

Chief Investment Officer

DISCIPLINE FUND ETF

LETTER TO SHAREHOLDERS (CONTINUED)

July 31, 2023

1.	Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. It is expressed as a number of years. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

2.	Standard deviation of returns measures the average a return series deviates from its mean. It is often used as a measure of risk. When a fund has a high standard deviation, the predicted range of performance implies greater volatility.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETF shares may only be redeemed at NAV by authorized participants in large creation units. There can be no guarantee that an active trading market for shares will exist. The trading of shares may incur brokerage commissions.

Any offering must be preceded or accompanied by a prospectus.

Investments involve risk. Principal loss is possible. The Discipline Fund ETF has the same risks as the underlying securities traded on the exchange throughout the day. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. Investments in foreign securities involve political, economic, and currency risks, greater volatility and dierences in accounting methods. These risks are magnified in emerging markets. The Discipline Fund is inherently “countercyclical” and may underperform its benchmark for long periods of time. Frontier Markets Risk. Compared to foreign developed and emerging markets, investing in frontier markets may involve heightened volatility. Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected underlying exchange-traded funds (ETFs). New Fund Risk. The Fund is a recently organized management investment company with limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size.

This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy, or investment product. We make no representation or warranty as to the accuracy or completeness of the information contained in this report, including third-party data sources. The views expressed are as of the publication date and subject to change at any time. No part of this material may be reproduced in any form or referred to in any other publication without express written permission. References to other funds should not be interpreted as an offer or recommendation of these securities.

The Fund is distributed by Quasar Distributors, LLC. The Fund’s investment adviser is Empowered Funds, LLC dba EA Advisers. The Fund’s investment sub-adviser is Orcam Financial Group, LLC.

DISCIPLINE FUND ETF

Growth of $10,000 (Unaudited)

Value as of July 31, 2023
Discipline Fund ETF - NAV $9,075
Discipline Fund ETF - MKT $9,065
20.25% US 1000, 20.25 % Dev Mkts ex NA, 4.5 % Em Mkts, 55% US Agg Bond Index - Solactive[1] $9,348
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
Sep-21-21
Oct-31-21
Jan-31-22
Apr-30-22
Jul-31-22
Oct-31-22
Jan-31-23
Apr-30-23
Jul-31-23
Discipline Fund ETF - NAV
Discipline Fund ETF - MKT
20.25% US 1000, 20.25 % Dev Mkts ex NA, 4.5 % Em Mkts, 55% US Agg Bond Index - Solactive1

	Average Annual Return*
	1 Year	Since Inception (September 21, 2021)
Discipline Fund ETF - NAV	1.28%	(5.08%)
Discipline Fund ETF - MKT	1.12%	(5.14%)
20.25% US 1000, 20.25 % Dev Mkts ex NA, 4.5 % Em Mkts, 55% US Agg Bond Index - Solactive[1]	4.14%	(3.56%)

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on September 21, 2021. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
1.	20.25% Solactive GBS United States 1000 Index, 20.25% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return), 4.5% Solactive GBS Emerging Markets Large & Mid Cap Index (Net Total Return), 55% The Solactive U.S. Aggregate Bond Index

DISCIPLINE FUND ETF

Tabular Presentation of Schedule of Investments

As of July 31, 2023

Sector[1]	% Net Assets
Investment Companies	99.7%[2]
Other[3]	0.3%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

DISCIPLINE FUND ETF

INDEX OVERVIEW (UNAUDITED)

July 31, 2023

20.25% Solactive GBS United States 1000 Index, 20.25% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (NTR), 4.5% Solactive GBS Emerging Markets Large & Mid Cap Index (NTR), 55% The Solactive US Aggregate Bond Index

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (CA NTR) is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index tracks the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets excluding North America. It is calculated as a Net Total Return index in CAD and weighted by free-float market capitalization.

The Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR is part of the Solactive Global Benchmark Series. The index intends to track the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the Emerging Markets. It is calculated as a Net Total Return index in USD and weighted by free-float market capitalization.

The Solactive US Aggregate Bond Index is a total return index that aims to track the performance of the USD denominated bond market. The index includes instruments of the following indices: Solactive MBS USD Index, Solactive Agency Bond USD Index, Solactive Developed Government USD Bond Index, Solactive Development Bank Bond USD TR Index, Solactive Select USD Investment Grade Corporate TR Index, and Solactive US Treasury Bond Index.

The Discipline Fund ETF
Schedule of Investments
July 31, 2023

Shares		Value
INVESTMENT COMPANIES - 99.7%
146,594	SPDR Portfolio Developed World ex-U.S. ETF	$4,922,626
25,615	Vanguard FTSE Emerging Markets ETF	1,103,238
162,848	Vanguard Intermediate-Term Treasury ETF	9,523,351
75,633	Vanguard Long-Term Treasury ETF	4,685,464
3,919	Vanguard S&P 500 ETF	1,648,645
164,951	Vanguard Short-Term Treasury ETF	9,524,271
22,708	Vanguard Value ETF	3,338,303
	TOTAL INVESTMENT COMPANIES (Cost $37,723,800)	34,745,898

MONEY MARKET FUNDS - 0.3%
118,974	First American Government Obligations Fund - Class X, 5.14% (a)	118,974
	TOTAL MONEY MARKET FUNDS (Cost $118,974)	118,974

	TOTAL INVESTMENTS (Cost $37,842,774) - 100.0%	$34,864,872
	Liabilities in Excess of Other Assets - (0.0%) (b)	(9,348)
	TOTAL NET ASSETS - 100.0%	$34,855,524

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

DISCIPLINE FUND ETF

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2023

Discipline Fund ETF
Assets:
Investments in securities, at value	$34,864,872
Dividends and interest receivable	706
Securities lending income receivable (Note 4)	254
Total assets	34,865,832

Liabilities:
Accrued investment advisory fees	10,308
Total liabilities	10,308
Net Assets	$34,855,524

Net Assets Consist of:
Paid-in capital	$38,908,654
Total distributable earnings (accumulated deficit)	(4,053,130)
Net Assets:	$34,855,524

Calculation of Net Asset Value Per Share:
Net Assets	$34,855,524
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,590,000
Net Asset Value per Share	$21.92

Cost of Investments in Securities	$37,842,774

The accompanying notes are an integral part of these financial statements.

DISCIPLINE FUND ETF

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2023

Discipline Fund ETF
Investment Income:
Dividend income	$782,193
Interest income	4,931
Securities lending income	2,077
Total investment income	789,201

Expenses:
Investment advisory fees	124,777
Less: Reimbursement of expenses from Advisor (Note 3)	(12,537)
Net expenses	112,240

Net Investment Income	676,961

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on:
Investments	(942,038)
(942,038)
Net change in unrealized appreciation on:
Investments	559,942
559,942
Net realized and unrealized loss on investments:	(382,096)
Net Increase in Net Assets Resulting from Operations	$294,865

The accompanying notes are an integral part of these financial statements.

DISCIPLINE FUND ETF

STATEMENT OF CHANGES IN NET ASSETS

	Discipline Fund ETF
	For the Year Ended July 31, 2023	For the Period Ended July 31, 2022(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$676,961	$430,892
Net realized loss on investments	(942,038)	(477,286)
Net change in unrealized appreciation (depreciation) on investments	559,942	(3,537,844)
Net increase (decrease) in net assets resulting from operations	294,865	(3,584,238)

Distributions to Shareholders:
Distributable Earnings	(727,773)	(281,882)
Total distributions to shareholders	(727,773)	(281,882)

Capital Share Transactions:
Proceeds from shares sold	7,901,878	39,765,221
Payments for shares redeemed	(4,285,727)	(4,226,820)
Net increase in net assets derived from net change in capital share transactions	3,616,151	35,538,401

Net Increase in Net Assets	3,183,243	31,672,281

Net Assets:
Beginning of year	31,672,281	-
End of year	$34,855,524	$31,672,281

Changes in Shares Outstanding:
Shares outstanding, beginning of year	1,430,000	-
Shares sold	370,000	1,620,000
Shares repurchased	(210,000)	(190,000)
Shares outstanding, end of year	1,590,000	1,430,000

(1)	The Fund commenced operations on September 21, 2021.

The accompanying notes are an integral part of these financial statements.

DISCIPLINE FUND ETF

FINANCIAL HIGHLIGHTS

For the Year Ended July 31, 2023

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Loss on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)(7)
Discipline Fund ETF
Year Ended July 31, 2023	$22.15	0.45	(0.19)	0.26	(0.49)	(0.49)	$21.92	1.28%	$34,856	0.35%	0.39%	2.12%	29%
September 21, 2021(6) to July 31, 2022	$25.00	0.39	(2.96)	(2.57)	(0.28)	(0.28)	$22.15	(10.40%)	$31,672	0.35%	0.39%	1.94%	25%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.
(7)	Excludes the impact of in-kind transactions.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

DISCIPLINE FUND ETF

NOTES TO THE FINANCIAL STATEMENTS

JULY 31, 2023

NOTE 1 – ORGANIZATION

Discipline Fund ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on September 21, 2021. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies. The Fund’s investment objective is to achieve long-term growth of capital.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of other large, broad-based ETFs that Orcam Financial Group, LLC, d/b/a Discipline Funds (the “Sub-Adviser”), believes can reduce the Fund’s relative stock and bond risks when compared to a traditional diversified market cap-weighted index fund. The Fund will provide a globally diversified portfolio, which will be systematically reallocated depending on the Sub-Adviser’s assessment of the risks in the then-current market environment. The Fund will seek long-term growth of capital with reduced investment volatility.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Fund or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. (“Variable Transaction Fees”), which are payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

DISCIPLINE FUND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of July 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

DISCIPLINE FUND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of July 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Discipline Fund ETF
Assets*
Investment Companies	$34,745,898	$-	$-	$34,745,898
Money Market Funds	118,974	-	-	118,974
Total Investments in Securities	$34,864,872	$-	$-	$34,864,872

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal year ended July 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended July 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended July 31, 2023, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain

DISCIPLINE FUND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

tax positions as income tax expense in the Statement of Operations. During the fiscal year ended July 31, 2023, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for the Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended July 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings	Paid in Capital
Discipline Fund ETF	$165,533	$(165,533)

DISCIPLINE FUND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

NOTE 3 – RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Emerging Markets Risk. The Fund may invest indirectly in companies organized in developing and emerging market nations, which would typically include countries such as China, India, Taiwan, Thailand, Russia, Peru, Colombia and others. The Fund, however, defers to each underlying Fund’s definition of developing and emerging markets, and the underlying Funds definitions may differ from one another. Nonetheless, investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Frontier Markets Risk. Compared to foreign developed and emerging markets, investing in frontier markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, government ownership or control of parts of the private sector and of certain companies, trade barriers, exchange controls, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and greater custody risk.

Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected underlying exchange-traded funds (ETFs). An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by constituent ETFs in the Fund’s portfolio may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.” The Adviser has agreed to waive its fees to offset those expenses. If the investment advisory fee waiver is discontinued, an investment in the Fund will entail more costs and expenses than the combined costs and expenses of direct investments in the underlying ETFs.

Quantitative Security Selection Risk. Data for some ETFs and for some of the companies in which the underlying ETFs invest may be less available and/or less current than data for companies in other markets due to various causes, including without limitation, market disruptions, accounting practices, regulatory matters, acts of God, etc. The ETFs selected using a quantitative model could perform differently from the financial markets as a whole, as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Countercyclical Investing Style Risk. The Fund is subject to the risk of periods of underperformance versus comparable passively-managed funds due to counter-cyclical investing. For example, if the equity markets are rising and the economy is robust, the counter-cyclical style may cause the Fund to hold less equity securities, which may cause it to underperform for a period.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

DISCIPLINE FUND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Orcam Financial Group, LLC, d/b/a Discipline Funds, serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on September 26, 2022, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.39% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration was included in the Fund’s Annual Report dated July 31, 2022.

The Adviser has contractually agreed to waive all or portion of its management fee for the Fund, to the extent necessary to offset all or a portion of acquired fund fees and expenses. This waiver agreement shall remain in effect indefinitely until terminated by the Board of Trustees. The Adviser waived $12,537, or 0.04% of its advisory fee to offset the acquired fund fees and expenses incurred by the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

DISCIPLINE FUND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral, if any, is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal year, the Fund did not have any securities on loan, but did ensure in securities lending during the fiscal year.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the fiscal year, was as follows:

Discipline Fund ETF	$2,077

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2023, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Discipline Fund ETF	$9,128,240	$9,203,160

For the fiscal year ended July 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Discipline Fund ETF	$7,866,585	$4,281,766

For the fiscal year ended July 31, 2023, short term and long-term gains/(losses) on in-kind transactions were as follows:

	Short Term	Long Term
Discipline Fund ETF	$(146,538)	$(18,995)

There were no purchases or sales of U.S. Government securities during the fiscal year ended July 31, 2023.

DISCIPLINE FUND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at July 31, 2023 were as follows:

Discipline Fund ETF
Tax cost of Investments	$38,275,761
Gross tax unrealized appreciation	258,637
Gross tax unrealized depreciation	(3,669,526)
Net tax unrealized appreciation (depreciation)	$(3,410,889)
Undistributed ordinary income	54,637
Undistributed long-term gain	-
Total distributable earnings	54,637
Other accumulated gain (loss)	(696,878)
Total accumulated gain (loss)	$(4,053,130)

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended July 31, 2023, the Fund did not defer any post-October capital losses or qualified late year losses.

At July 31, 2023, the Fund had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Discipline Fund ETF	$(397,148)	$(299,730)

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2023, was as follows:

Fiscal Year Ended July 31, 2023
Ordinary Income
Discipline Fund ETF	$727,773

DISCIPLINE FUND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

NOTE 9 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On June 9, 2023, the Board of Trustees (“Board”) of the EA Series Trust (the “Trust”), including a majority of the Independent Trustees, upon the recommendation and approval of the Audit Committee of the Board, appointed Tait, Weller & Baker, LLP (“Tait”) to serve as the Fund’s independent registered public accounting firm for the Fund for the fiscal year ended July 31, 2023. Tait replaces Spicer Jefferies, LLP (“Spicer”) in this role. Spicer did not resign and did not decline to stand for re-election.

The audit reports of Spicer on the financial statements of the Fund for the fiscal period ended July 31, 2022, did not contain an adverse opinion or disclaimer of opinion, nor was the report qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Fund’s fiscal period ended July 31, 2022 and the subsequent interim period through June 9, 2023, during which Spicer served as the Fund’s independent registered public accounting firm, there were no: (1) disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) with Spicer on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2) reportable events (as described in Item 304(a)(1)(v) of Regulation S-K).

During the fiscal period ended July 31, 2022 and the subsequent interim period through June 9, 2023, neither Trust Management, the Fund nor anyone on its behalf, consulted Tait regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements of the Fund and no written report or oral advice was provided to the Fund by Tait or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).

Spicer has furnished the Trust with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter, dated September 28, 2023 is attached as Attachment A to the Fund’s N-CSR filing.

NOTE 10 – OTHER

Effective July 13, 2023, Wesley Gray, Ph.d., and John Vogel, Ph.d., resigned as Principal Executive Officer and Principal Financial Officer of the Trust, respectively. Patrick Cleary and Sean Hegarty, CPA., were named their replacements as Principal Executive Officer and Principal Financial Officer of the Trust. Dr. Gray continues to serve as a Trustee and Chairman of the Board of Trustees.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to July 31, 2023, that materially impacted the amounts or disclosures in the Fund’s financial statements.

DISCIPLINE FUND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

Discipline Fund ETF and

The Board of Trustees of EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Discipline Fund ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of July 31, 2023, the related statement of operations, the statement of changes in net assets and the financial highlights for the year ended July 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, and the results of its operations, the changes in its net assets and the financial highlights for the year ended July 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets and financial highlights for the period from September 30, 2021 (commencement of operations) to July 31, 2022 have been audited by other auditors, whose report dated September 28, 2022 expressed an unqualified opinion on such financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

September 28, 2023

DISCIPLINE FUND ETF

EXPENSE EXAMPLE
JULY 31, 2023 (UNAUDITED)

As a shareholder of The Discipline Fund ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period February 1, 2023 to July 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period February 1, 2023 to July 31, 2023
Discipline Fund ETF[1]
Actual	0.35%	$1,000.00	$1,017.70	$1.75
Hypothetical (5% annual return before expenses)	0.35%	1,000.00	1,023.06	1.76

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

DISCIPLINE FUND ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Operating Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2023. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Funds’ ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

DISCIPLINE FUND ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Discipline Fund ETF	35.47%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2023, was as follows:

Discipline Fund ETF	0.04%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00% (unaudited).

DISCIPLINE FUND ETF

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	42	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of the Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	42	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	42	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman; President	Since 2014; 2014 – 2023	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	42	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

DISCIPLINE FUND ETF

MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer; Secretary	Since 2023; Since 2015	Chief Operating Officer (2014 – 2022) and Managing Member (2014 – present), Alpha Architect, LLC; Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Treasurer and Chief Financial Officer; Assistant Treasurer	Since 2023; 2022 – 2023	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, Alpha Architect (2021 – Present), Chief Compliance Officer, Snow Compliance (2015 – 2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Data Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – 2023); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019 – 2022).

DISCIPLINE FUND ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://disciplinefunds.com/dscf/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://disciplinefunds.com/dscf/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://disciplinefunds.com/dscf/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Sub-Adviser

Orcam Financial Group, LLC, d/b/a Discipline Funds

433 Union Street

Encinitas, California 92024

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Discipline Fund ETF

Symbol – DSCF

CUSIP – 02072L748

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Discipline Fund ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Discipline Fund ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following tables indicate the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Discipline Fund ETF

Non-Audit Related Fees	FYE 7/31/2023	FYE 7/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer

Date:	October 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer

Date:	October 5, 2023

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Chief Financial Officer and Treasurer

Date:	October 5, 2023